Segment information and revenue - Contract assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Contract assets	¥ 153,204	¥ 182,480
Impairment loss allowance	(57,379)	(59,852)
Current contract assets, net	95,825	122,628
Contract liabilities
Contract liabilities	155,689	186,627
Less: Non-current contract liabilities	(17,126)	(19,977)
Current contract liabilities	138,563	166,650
Revenue from performance obligations satisfied or partially satisfied in previous years	0	0	¥ 0
Implementation
Contract assets
Contract assets	137,566	163,769
Impairment loss allowance	(50,712)	(52,385)
Contract liabilities
Current contract liabilities	37,427	42,014
Transaction based and support revenue
Contract assets
Contract assets	15,638	18,711
Impairment loss allowance	(6,667)	(7,467)
Contract liabilities
Current contract liabilities	118,262	144,613
Business origination services
Contract assets
Contract assets		1,404
Operation support services
Contract assets
Contract assets	12,149	12,085
Impairment loss allowance	(4,750)	(4,779)
Contract liabilities
Current contract liabilities	69,825	87,562
Post implementation support services
Contract assets
Contract assets	3,489	5,222
Impairment loss allowance	(1,917)	(2,688)
Contract liabilities
Current contract liabilities	10,609	21,679
Risk management services
Contract liabilities
Current contract liabilities	18,801	20,997
Others
Contract liabilities
Current contract liabilities	¥ 19,027	¥ 14,375